MORTGAGE LOANS ON REAL ESTATE - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Credit Quality Indicator [Line Items]
Total, net of allowance	$ 5,888	$ 390
Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	1,437
2021	793
2020	515
2019	566
2018	508
Prior	2,110
Total	5,929	391
Financing Receivable, Allowance for Credit Loss	(41)	(1)	$ 0
Total, net of allowance	5,888	390
Apartment | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	331
2021	225
2020	110
2019	141
2018	22
Prior	78
Total	907	73
Financing Receivable, Allowance for Credit Loss	(1)	(1)
Hotel | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	256
2021	139
2020	39
2019	130
2018	180
Prior	370
Total	1,114	149
Financing Receivable, Allowance for Credit Loss	(6)	0
Industrial | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	275
2021	169
2020	215
2019	132
2018	65
Prior	194
Total	1,050	27
Financing Receivable, Allowance for Credit Loss	(4)	0
Office | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	130
2021	45
2020	24
2019	47
2018	157
Prior	784
Total	1,187	41
Financing Receivable, Allowance for Credit Loss	(17)	0
Parking | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	55
2021	29
2020	27
2019	13
2018	19
Prior	277
Total	420	0
Financing Receivable, Allowance for Credit Loss	(6)	0
Retail | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	265
2021	118
2020	65
2019	37
2018	31
Prior	358
Total	874	97
Financing Receivable, Allowance for Credit Loss	(4)	0
Storage | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	8
2021	24
2020	35
2019	38
2018	15
Prior	0
Total	120	4
Financing Receivable, Allowance for Credit Loss	(2)	0
Other | Commercial Portfolio Segment | Real Estate Loan
Financing Receivable, Credit Quality Indicator [Line Items]
2022	117
2021	44
2020	0
2019	28
2018	19
Prior	49
Total	257	0
Financing Receivable, Allowance for Credit Loss	$ (1)	$ 0